SEI INSTITUTIONAL MANAGED TRUST

Large Cap Diversified Alpha Fund
Small/Mid Cap Diversified Alpha Fund

Supplement Dated August 18, 2009 to the
Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Liquidation of the Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds

At a meeting of the SEI Institutional Managed Trust (the "Trust") Board of Trustees (the "Board") held on August 13, 2009, the Board approved the closing and liquidation of the Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds (each a "Fund" and collectively the "Funds"), each a series of the Trust, pursuant to a plan of liquidation approved by the Board (the "Plan"). The decision to liquidate the Funds was based on SEI Investments Management Corporation's ("SIMC") conclusion that the diversified alpha strategies contained in these Funds no longer fit in the global asset allocation portfolios within which SIMC generally recommends or expects investors to use the Funds. Accordingly, each Fund will commence an orderly liquidation and distribution of its respective portfolio pursuant to the Plan. Each shareholder will receive its pro rata portion of the liquidation proceeds. It is currently expected that the liquidation proceeds will be distributed to each Fund's shareholders on or about October 5, 2009.

In anticipation of this liquidation, each Fund may deviate from its stated investment policies going forward and may not achieve its investment objectives.

As is the case with other redemptions, each shareholder's redemption, including a mandatory redemption, will constitute a taxable disposition of shares for shareholders who do not hold their shares through tax-advantaged plans. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-592 (8/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Diversified Alpha Fund
Small/Mid Cap Diversified Alpha Fund

Supplement Dated August 18, 2009
to the Class I Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Liquidation of the Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds

At a meeting of the SEI Institutional Managed Trust (the "Trust") Board of Trustees (the "Board") held on August 13, 2009, the Board approved the closing and liquidation of the Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds (each a "Fund" and collectively the "Funds"), each a series of the Trust, pursuant to a plan of liquidation approved by the Board (the "Plan"). The decision to liquidate the Funds was based on SEI Investments Management Corporation's ("SIMC") conclusion that the diversified alpha strategies contained in these Funds no longer fit in the global asset allocation portfolios within which SIMC generally recommends or expects investors to use the Funds. Accordingly, each Fund will commence an orderly liquidation and distribution of its respective portfolio pursuant to the Plan. Each shareholder will receive its pro rata portion of the liquidation proceeds. It is currently expected that the liquidation proceeds will be distributed to each Fund's shareholders on or about October 5, 2009.

In anticipation of this liquidation, each Fund may deviate from its stated investment policies going forward and may not achieve its investment objectives.

As is the case with other redemptions, each shareholder's redemption, including a mandatory redemption, will constitute a taxable disposition of shares for shareholders who do not hold their shares through tax-advantaged plans. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-593 (8/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Diversified Alpha Fund
Small/Mid Cap Diversified Alpha Fund

Supplement Dated August 18, 2009
to the Class G Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

Liquidation of the Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds

At a meeting of the SEI Institutional Managed Trust (the "Trust") Board of Trustees (the "Board") held on August 13, 2009, the Board approved the closing and liquidation of the Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds (each a "Fund" and collectively the "Funds"), each a series of the Trust, pursuant to a plan of liquidation approved by the Board (the "Plan"). The decision to liquidate the Funds was based on SEI Investments Management Corporation's ("SIMC") conclusion that the diversified alpha strategies contained in these Funds no longer fit in the global asset allocation portfolios within which SIMC generally recommends or expects investors to use the Funds. Accordingly, each Fund will commence an orderly liquidation and distribution of its respective portfolio pursuant to the Plan. Each shareholder will receive its pro rata portion of the liquidation proceeds. It is currently expected that the liquidation proceeds will be distributed to each Fund's shareholders on or about October 5, 2009.

In anticipation of this liquidation, each Fund may deviate from its stated investment policies going forward and may not achieve its investment objectives.

As is the case with other redemptions, each shareholder's redemption, including a mandatory redemption, will constitute a taxable disposition of shares for shareholders who do not hold their shares through tax-advantaged plans. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE